INCOME TAXES	12 Months Ended
Sep. 30, 2024
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

11.   INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	September 30, 2024	September 30, 2023	September 30, 2022
	$	$	$
Net loss	(2,801,946)	(7,372,225)	(14,964,941)
Statutory tax rate	25.98%	27.74%	27.26%
Expected income tax recovery	(727,974)	(2,044,920)	(4,079,645)
Deductible and non-deductible items	(81,243)	201,236	21,093
True up of prior year amounts	634,727	336,254	-
Change in deferred tax assets not recognized	174,490	1,507,430	4,058,552
Total income tax recovery	-	-	-

The Company has the following deductible temporary differences for which no deferred tax has been recognized:

	September 30, 2024	September 30, 2023
	$	$
Non-capital losses	30,757,000	29,301,000
Share issue costs	698,000	1,225,267
Valuation allowance	(31,455,000)	(30,526,267)
Net deferred income tax assets	-	-

The Company has Canadian non-capital losses of approximately $28,598,000 (2023 - $25,650,000), US non-capital losses of $ 718,000 (2023 - $370,000) and Australian non-capital losses of $1,441,000 (2023- $3,281,000), which may be carried forward and applied against taxable income in future years. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements and have been offset by a valuation allowance.

The Company's Canadian non-capital loss carry-forwards expire as follows:

Year of Origin	Year of Expiry	Non-Capital Losses
		$
2019	2039	42,000
2020	2040	298,000
2021	2041	8,096,000
2022	2042	12,832,000
2023	2043	4,278,000
2024	2044	3,052,000
		28,598,000